Restatement of financial results (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Net loss for the year	$ (1,479,000)	$ (9,211,000)
Total comprehensive loss for the year	2,446,000	585,000
As Restated
Statement [Line Items]
Net loss for the year	(9,211)	(9,211)
Currency translation difference	585
Total comprehensive loss for the year	(8,626)
As Previously Reported
Statement [Line Items]
Net loss for the year	(6,547)	(6,547)
Currency translation difference	147
Total comprehensive loss for the year	(6,400)
Restatement
Statement [Line Items]
Net loss for the year	(2,664)	$ (2,664)
Currency translation difference	438
Total comprehensive loss for the year	$ (2,226)